Summary of Significant Accounting Principles	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Summary of Significant Accounting Principles
Summary of Significant Accounting Principles
Bank of America Corporation (together with its consolidated subsidiaries, the Corporation), a bank holding company (BHC) and a financial holding company, provides a diverse range of financial services and products throughout the U.S. and in certain international markets. The term “the Corporation” as used herein may refer to Bank of America Corporation individually, Bank of America Corporation and its subsidiaries, or certain of Bank of America Corporation’s subsidiaries or affiliates.
Principles of Consolidation and Basis of Presentation
The Consolidated Financial Statements include the accounts of the Corporation and its majority-owned subsidiaries, and those variable interest entities (VIEs) where the Corporation is the primary beneficiary. Intercompany accounts and transactions have been eliminated. Results of operations of acquired companies are included from the dates of acquisition and for VIEs, from the dates that the Corporation became the primary beneficiary. Assets held in an agency or fiduciary capacity are not included in the Consolidated Financial Statements. The Corporation accounts for investments in companies for which it owns a voting interest and for which it has the ability to exercise significant influence over operating and financing decisions using the equity method of accounting. These investments are included in other assets. Equity method investments are subject to impairment testing and the Corporation’s proportionate share of income or loss is included in equity investment income.
The preparation of the Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect reported amounts and disclosures. Realized results could differ from those estimates and assumptions.
Effective April 1, 2016, to align the segments with how the Corporation manages the businesses beginning in the three months ended June 30, 2016, the Corporation changed its basis of presentation, and following such change, reports its results of operations through the following four business segments: Consumer Banking, Global Wealth & Investment Management (GWIM), Global Banking and Global Markets, with the remaining operations recorded in All Other. For more information on this segment realignment, see Note 1 – Summary of Significant Accounting Principles to the Consolidated Financial Statements of Exhibit 99.2 to the Corporation's Current Report on Form 8-K filed on August 1, 2016. Prior periods have been reclassified to conform to the current period presentation.
The Corporation classifies certain leases in other assets. Previously these leases were classified in loans and leases. The 2015 and 2014 periods have been reclassified to conform to current period presentation.
Change in Accounting Method
Effective July 1, 2016, the Corporation changed its accounting method under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 310-20, Nonrefundable fees and other costs, from the prepayment method (also referred to as the retrospective method) to the contractual method.
Under the prepayment method, the Corporation's amortization of premiums and accretion of discounts related to certain debt securities was based on estimated principal prepayment assumptions on individual debt securities each reporting period. Prepayment experience, which is largely driven by interest rates, is continually evaluated to determine the estimated lives of the securities. When a change is made to the estimated lives of the securities, the related premium or discount is adjusted with a corresponding charge or benefit to interest income as if the current estimated lives had been applied since the acquisition of the securities. Accordingly, the application of the prepayment method results in a cumulative catch-up adjustment in each period, recorded in interest income.
Under the contractual method, premiums and discounts on debt securities are amortized and accreted at a constant effective yield, and no assumption is made concerning prepayments. The cumulative catch-up adjustment that occurs under the prepayment method is therefore not required under the contractual method. Instead, as principal prepayments occur, the contractual method requires the acceleration of a portion of the unamortized premium or discount be recorded in interest income such that the effective yield of the debt security remains constant throughout the life of the debt security.
The Corporation believes that the contractual method is the preferable method of accounting because it is consistent with the accounting method used by peer institutions in terms of net interest income, an important element in the statement of income. Additionally, the contractual method better aligns with the Corporation's asset and liability (ALM) management strategy which acts to mitigate the risk that market conditions may adversely impact the value of the Corporation's assets and liabilities, and its financial results.
Adoption of the contractual method of accounting is a voluntary change required to be adopted retrospectively. Therefore all prior periods presented herein have been restated to conform to the current period presentation. The following Notes have been impacted by the change in accounting method: Note 3 – Securities, Note 14 – Accumulated Other Comprehensive Income (Loss), Note 15 – Earnings Per Common Share, Note 16 – Regulatory Requirements and Restrictions and Note 24 – Business Segment Information.
The following is the impact of the change in accounting method on the annual periods presented in the consolidated financial statements herein. The impact is expressed as an increase / (decrease) as compared to amounts originally reported. For 2015, 2014 and 2013: net interest income — $(141) million, $989 million and $(1.5) billion, gains on sales of debt securities — $47 million, $127 million and $109 million, and net income — $(52) million, or $0.00 per diluted share, $687 million, or $0.06 per diluted share, and $(892) million, or $(0.07) per diluted share, respectively. The change in accounting method decreased retained earnings $980 million at January 1, 2014.
New Accounting Pronouncements
In January 2016, the FASB issued new accounting guidance on recognition and measurement of financial instruments. The new guidance makes targeted changes to existing GAAP including, among other provisions, requiring certain equity investments to be measured at fair value with changes in fair value reported in earnings and requiring changes in instrument-specific credit risk (i.e., debit valuation adjustments (DVA)) for financial liabilities recorded at fair value under the fair value option to be reported in other comprehensive income (OCI). The accounting for DVA related to other financial liabilities, for example, derivatives, does not change. The new guidance is effective on January 1, 2018, with early adoption permitted for the provisions related to DVA.
The Corporation early adopted, retrospective to January 1, 2015, the provisions of this new accounting guidance related to DVA on financial liabilities accounted for under the fair value option. The impact of the adoption was to reclassify, as of January 1, 2015, unrealized DVA losses of $1.2 billion after tax ($2.0 billion pretax) from January 1, 2015 retained earnings to accumulated OCI. Further, pretax unrealized DVA gains of $301 million, $301 million and $420 million were reclassified from other income to accumulated OCI for the three months ended September 30, 2015, June 30, 2015 and March 31, 2015, respectively. This had the effect of reducing net income as previously reported for the aforementioned quarters by $187 million, $186 million and $260 million, or approximately $0.02 per share in each quarter. This change is reflected in the Consolidated Statement of Income and the Global Markets segment results. Financial statements for 2014 and 2013 were not subject to restatement under the provisions of this new accounting guidance. For additional information, see Note 14 – Accumulated Other Comprehensive Income (Loss) and Note 21 – Fair Value Option. The Corporation does not expect the provisions of this new accounting guidance other than those related to DVA, as described above, to have a material impact on its consolidated financial position or results of operations.
In February 2015, the FASB issued new accounting guidance that amends the criteria for determining whether limited partnerships and similar entities are VIEs, clarifies when a general partner or asset manager should consolidate an entity and eliminates the indefinite deferral of certain aspects of VIE accounting guidance for investments in certain investment funds. Money market funds registered under Rule 2a-7 of the Investment Company Act and similar funds are exempt from consolidation under the new guidance. The new accounting guidance is effective on January 1, 2016. The Corporation does not expect the new guidance to have a material impact on its consolidated financial position or results of operations.
In May 2014, the FASB issued new accounting guidance to clarify the principles for recognizing revenue from contracts with customers. The new accounting guidance, which does not apply to financial instruments, is effective on January 1, 2018. The Corporation does not expect the new guidance to have a material impact on its consolidated financial position or results of operations.
In December 2012, the FASB issued a proposed standard on accounting for credit losses. It would replace multiple existing impairment models, including an “incurred loss” model for loans, with an “expected loss” model. The FASB has indicated a tentative effective date of January 1, 2019, and final guidance is expected to be issued in the second quarter of 2016. The final standard may materially reduce retained earnings in the period of adoption.
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, cash items in the process of collection, cash segregated under federal and other brokerage regulations, and amounts due from correspondent banks, the Federal Reserve Bank and certain non-U.S. central banks.
Consolidated Statement of Cash Flows
In the Consolidated Statement of Cash Flows for the year ended December 31, 2014 as included herein, the Corporation made certain corrections related to non-cash activity which are not material to the Consolidated Financial Statements taken as a whole, do not impact the Consolidated Statement of Income or Consolidated Balance Sheet, and have no impact on the Corporation’s cash and cash equivalents balance. Certain non-cash transactions involving the sale of loans and receipt of debt securities as proceeds were incorrectly classified between operating activities and investing activities. The corrections resulted in a $3.4 billion increase in net cash provided by operating activities, offset by a $3.4 billion increase in net cash used in investing activities when compared to the Consolidated Statement of Cash Flows in the Form 10-K for the year ended December 31, 2014.
The Consolidated Statement of Cash Flows included in the previously-filed Form 10-Qs for the quarterly periods ended March 31, 2015 and June 30, 2015 also incorrectly reported this type of non-cash activity by $4.8 billion and $9.3 billion, where an increase in net cash provided by operating activities was offset by an increase in net cash used in investing activities. The incorrectly reported amounts in these 2015 quarterly periods also were not material to the Consolidated Financial Statements taken as a whole, did not impact the Consolidated Statements of Income or Consolidated Balance Sheets and had no impact on cash and cash equivalents for those periods.
For information on certain non-cash transactions, which are not reflected in the Consolidated Statement of Cash Flows, see Note 4 – Outstanding Loans and Leases and Note 6 – Securitizations and Other Variable Interest Entities.
Securities Financing Agreements
The Corporation enters into securities borrowed or purchased under agreements to resell and securities loaned or sold under agreements to repurchase (securities financing agreements) to accommodate customers (also referred to as “matched-book transactions”), obtain securities to cover short positions, and to finance inventory positions. Securities financing agreements are treated as collateralized financing transactions except in instances where the transaction is required to be accounted for as individual sale and purchase transactions. Generally, these agreements are recorded at the amounts at which the securities were acquired or sold plus accrued interest, except for certain securities financing agreements that the Corporation accounts for under the fair value option. Changes in the fair value of securities financing agreements that are accounted for under the fair value option are recorded in trading account profits in the Consolidated Statement of Income.
The Corporation’s policy is to obtain possession of collateral with a market value equal to or in excess of the principal amount loaned under resale agreements. To ensure that the market value of the underlying collateral remains sufficient, collateral is generally valued daily and the Corporation may require counterparties to deposit additional collateral or may return collateral pledged when appropriate. Securities financing agreements give rise to negligible credit risk as a result of these collateral provisions and, accordingly, no allowance for loan losses is considered necessary.
In transactions where the Corporation acts as the lender in a securities lending agreement and receives securities that can be pledged or sold as collateral, it recognizes an asset on the Consolidated Balance Sheet at fair value, representing the securities received, and a liability, representing the obligation to return those securities.
Collateral
The Corporation accepts securities as collateral that it is permitted by contract or custom to sell or repledge. At December 31, 2015 and 2014, the fair value of this collateral was $458.9 billion and $508.7 billion, of which $383.5 billion and $419.3 billion was sold or repledged. The primary source of this collateral is securities borrowed or purchased under agreements to resell.
The Corporation also pledges company-owned securities and loans as collateral in transactions that include repurchase agreements, securities loaned, public and trust deposits, U.S. Treasury tax and loan notes, and short-term borrowings. This collateral, which in some cases can be sold or repledged by the counterparties to the transactions, is parenthetically disclosed on the Consolidated Balance Sheet.
In certain cases, the Corporation has transferred assets to consolidated VIEs where those restricted assets serve as collateral for the interests issued by the VIEs. These assets are included on the Consolidated Balance Sheet in Assets of Consolidated VIEs.
In addition, the Corporation obtains collateral in connection with its derivative contracts. Required collateral levels vary depending on the credit risk rating and the type of counterparty. Generally, the Corporation accepts collateral in the form of cash, U.S. Treasury securities and other marketable securities. Based on provisions contained in master netting agreements, the Corporation nets cash collateral received against derivative assets. The Corporation also pledges collateral on its own derivative positions which can be applied against derivative liabilities.
Trading Instruments
Financial instruments utilized in trading activities are carried at fair value. Fair value is generally based on quoted market prices or quoted market prices for similar assets and liabilities. If these market prices are not available, fair values are estimated based on dealer quotes, pricing models, discounted cash flow methodologies, or similar techniques where the determination of fair value may require significant management judgment or estimation. Realized gains and losses are recorded on a trade-date basis. Realized and unrealized gains and losses are recognized in trading account profits.
Derivatives and Hedging Activities
Derivatives are entered into on behalf of customers, for trading or to support risk management activities. Derivatives used in risk management activities include derivatives that are both designated in qualifying accounting hedge relationships and derivatives used to hedge market risks in relationships that are not designated in qualifying accounting hedge relationships (referred to as other risk management activities). Derivatives utilized by the Corporation include swaps, financial futures and forward settlement contracts, and option contracts.
All derivatives are recorded on the Consolidated Balance Sheet at fair value, taking into consideration the effects of legally enforceable master netting agreements that allow the Corporation to settle positive and negative positions and offset cash collateral held with the same counterparty on a net basis. For exchange-traded contracts, fair value is based on quoted market prices in active or inactive markets or is derived from observable market- based pricing parameters, similar to those applied to over-the-counter (OTC) derivatives. For non-exchange traded contracts, fair value is based on dealer quotes, pricing models, discounted cash flow methodologies or similar techniques for which the determination of fair value may require significant management judgment or estimation.
Valuations of derivative assets and liabilities reflect the value of the instrument including counterparty credit risk. These values also take into account the Corporation’s own credit standing.
Trading Derivatives and Other Risk Management Activities
Derivatives held for trading purposes are included in derivative assets or derivative liabilities on the Consolidated Balance Sheet with changes in fair value included in trading account profits.
Derivatives used for other risk management activities are included in derivative assets or derivative liabilities. Derivatives used in other risk management activities have not been designated in a qualifying accounting hedge relationship because they did not qualify or the risk that is being mitigated pertains to an item that is reported at fair value through earnings so that the effect of measuring the derivative instrument and the asset or liability to which the risk exposure pertains will offset in the Consolidated Statement of Income to the extent effective. The changes in the fair value of derivatives that serve to mitigate certain risks associated with MSRs, interest rate lock commitments (IRLCs) and first mortgage loans held-for-sale (LHFS) that are originated by the Corporation are recorded in mortgage banking income. Changes in the fair value of derivatives that serve to mitigate interest rate risk and foreign currency risk are included in other income (loss). Credit derivatives are also used by the Corporation to mitigate the risk associated with various credit exposures. The changes in the fair value of these derivatives are included in other income (loss).
Derivatives Used For Hedge Accounting Purposes (Accounting Hedges)
For accounting hedges, the Corporation formally documents at inception all relationships between hedging instruments and hedged items, as well as the risk management objectives and strategies for undertaking various accounting hedges. Additionally, the Corporation primarily uses regression analysis at the inception of a hedge and for each reporting period thereafter to assess whether the derivative used in an accounting hedge transaction is expected to be and has been highly effective in offsetting changes in the fair value or cash flows of a hedged item or forecasted transaction. The Corporation discontinues hedge accounting when it is determined that a derivative is not expected to be or has ceased to be highly effective as a hedge, and then reflects changes in fair value of the derivative in earnings after termination of the hedge relationship.
The Corporation uses its accounting hedges as either fair value hedges, cash flow hedges or hedges of net investments in foreign operations. The Corporation manages interest rate and foreign currency exchange rate sensitivity predominantly through the use of derivatives.
Fair value hedges are used to protect against changes in the fair value of the Corporation’s assets and liabilities that are attributable to interest rate or foreign exchange volatility. Changes in the fair value of derivatives designated as fair value hedges are recorded in earnings, together and in the same income statement line item with changes in the fair value of the related hedged item. If a derivative instrument in a fair value hedge is terminated or the hedge designation removed, the previous adjustments to the carrying value of the hedged asset or liability are subsequently accounted for in the same manner as other components of the carrying value of that asset or liability. For interest-earning assets and interest-bearing liabilities, such adjustments are amortized to earnings over the remaining life of the respective asset or liability.
Cash flow hedges are used primarily to minimize the variability in cash flows of assets or liabilities, or forecasted transactions caused by interest rate or foreign exchange fluctuations. Changes in the fair value of derivatives designated as cash flow hedges are recorded in accumulated OCI and are reclassified into the line item in the income statement in which the hedged item is recorded in the same period the hedged item affects earnings. Hedge ineffectiveness and gains and losses on the component of a derivative excluded in assessing hedge effectiveness are recorded in the same income statement line item. The Corporation records changes in the fair value of derivatives used as hedges of the net investment in foreign operations, to the extent effective, as a component of accumulated OCI. If a derivative instrument in a cash flow hedge is terminated or the hedge designation is removed, related amounts in accumulated OCI are reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings. If it becomes probable that a forecasted transaction will not occur, any related amounts in accumulated OCI are reclassified into earnings in that period.
Interest Rate Lock Commitments
The Corporation enters into IRLCs in connection with its mortgage banking activities to fund residential mortgage loans at specified times in the future. IRLCs that relate to the origination of mortgage loans that will be classified as held-for-sale are considered derivative instruments under applicable accounting guidance. As such, these IRLCs are recorded at fair value with changes in fair value recorded in mortgage banking income, typically resulting in recognition of a gain when the Corporation enters into IRLCs.
In estimating the fair value of an IRLC, the Corporation assigns a probability that the loan commitment will be exercised and the loan will be funded. The fair value of the commitments is derived from the fair value of related mortgage loans which is based on observable market data and includes the expected net future cash flows related to servicing of the loans. Changes in the fair value of IRLCs are recognized based on interest rate changes, changes in the probability that the commitment will be exercised and the passage of time. Changes from the expected future cash flows related to the customer relationship are excluded from the valuation of IRLCs.
Outstanding IRLCs expose the Corporation to the risk that the price of the loans underlying the commitments might decline from inception of the rate lock to funding of the loan. To manage this risk, the Corporation utilizes forward loan sales commitments and other derivative instruments, including interest rate swaps and options, to economically hedge the risk of potential changes in the value of the loans that would result from the commitments. The changes in the fair value of these derivatives are recorded in mortgage banking income.
Securities
Debt securities are recorded on the Consolidated Balance Sheet as of their trade date. Debt securities bought principally with the intent to buy and sell in the short term as part of the Corporation’s trading activities are reported at fair value in trading account assets with unrealized gains and losses included in trading account profits. Debt securities purchased for longer term investment purposes, as part of ALM and other strategic activities are generally reported at fair value as available-for-sale (AFS) securities with net unrealized gains and losses net-of-tax included in accumulated OCI. Certain other debt securities purchased for ALM and other strategic purposes are reported at fair value with unrealized gains and losses reported in other income (loss). These are referred to as other debt securities carried at fair value. AFS securities and other debt securities carried at fair value are reported in debt securities on the Consolidated Balance Sheet. The Corporation may hedge these other debt securities with risk management derivatives with the unrealized gains and losses also reported in other income (loss). The debt securities are carried at fair value with unrealized gains and losses reported in other income (loss) to mitigate accounting asymmetry with the risk management derivatives and to achieve operational simplifications. Debt securities which management has the intent and ability to hold to maturity are reported at amortized cost. Certain debt securities purchased for use in other risk management activities, such as hedging certain market risks related to MSRs, are reported in other assets at fair value with unrealized gains and losses reported in the same line item as the item being hedged.
The Corporation regularly evaluates each AFS and held-to-maturity (HTM) debt security where the value has declined below amortized cost to assess whether the decline in fair value is other than temporary. In determining whether an impairment is other than temporary, the Corporation considers the severity and duration of the decline in fair value, the length of time expected for recovery, the financial condition of the issuer, and other qualitative factors, as well as whether the Corporation either plans to sell the security or it is more-likely-than-not that it will be required to sell the security before recovery of the amortized cost. If the impairment of the AFS or HTM debt security is credit-related, an other-than-temporary impairment (OTTI) loss is recorded in earnings. For AFS debt securities, the non-credit related impairment loss is recognized in accumulated OCI. If the Corporation intends to sell an AFS debt security or believes it will more-likely-than-not be required to sell a security, the Corporation records the full amount of the impairment loss as an OTTI loss.
Interest on debt securities, including amortization of premiums and accretion of discounts, is included in interest income. Premiums and discounts are amortized or accreted to interest income at a constant effective yield over the contractual lives of the securities. Realized gains and losses from the sales of debt securities are determined using the specific identification method.
Marketable equity securities are classified based on management’s intention on the date of purchase and recorded on the Consolidated Balance Sheet as of the trade date. Marketable equity securities that are bought and held principally for the purpose of resale in the near term are classified as trading and are carried at fair value with unrealized gains and losses included in trading account profits. Other marketable equity securities are accounted for as AFS and classified in other assets. All AFS marketable equity securities are carried at fair value with net unrealized gains and losses included in accumulated OCI, net-of-tax. If there is an other-than-temporary decline in the fair value of any individual AFS marketable equity security, the cost basis is reduced and the Corporation reclassifies the associated net unrealized loss out of accumulated OCI with a corresponding charge to equity investment income. Dividend income on AFS marketable equity securities is included in equity investment income. Realized gains and losses on the sale of all AFS marketable equity securities, which are recorded in equity investment income, are determined using the specific identification method.
Certain equity investments held by Global Principal Investments, the Corporation’s diversified equity investor in private equity, real estate and other alternative investments, are subject to investment company accounting under applicable accounting guidance and, accordingly, are carried at fair value with changes in fair value reported in equity investment income. These investments are included in other assets. Initially, the transaction price of the investment is generally considered to be the best indicator of fair value. Thereafter, valuation of direct investments is based on an assessment of each individual investment using methodologies that include publicly-traded comparables derived by multiplying a key performance metric of the portfolio company by the relevant valuation multiple observed for comparable companies, acquisition comparables, entry level multiples and discounted cash flow analyses, and are subject to appropriate discounts for lack of liquidity or marketability. For fund investments, the Corporation generally records the fair value of its proportionate interest in the fund’s capital as reported by the respective fund managers.
Loans and Leases
Loans, with the exception of loans accounted for under the fair value option, are measured at historical cost and reported at their outstanding principal balances net of any unearned income, charge-offs, unamortized deferred fees and costs on originated loans, and for purchased loans, net of any unamortized premiums or discounts. Loan origination fees and certain direct origination costs are deferred and recognized as adjustments to interest income over the lives of the related loans. Unearned income, discounts and premiums are amortized to interest income using a level yield methodology. The Corporation elects to account for certain consumer and commercial loans under the fair value option with changes in fair value reported in other income (loss).
Under applicable accounting guidance, for reporting purposes, the loan and lease portfolio is categorized by portfolio segment and, within each portfolio segment, by class of financing receivables. A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine the allowance for credit losses, and a class of financing receivables is defined as the level of disaggregation of portfolio segments based on the initial measurement attribute, risk characteristics and methods for assessing risk. The Corporation’s three portfolio segments are Consumer Real Estate, Credit Card and Other Consumer, and Commercial. The classes within the Consumer Real Estate portfolio segment are residential mortgage and home equity. The classes within the Credit Card and Other Consumer portfolio segment are U.S. credit card, non-U.S. credit card, direct/indirect consumer and other consumer. The classes within the Commercial portfolio segment are U.S. commercial, commercial real estate, commercial lease financing, non-U.S. commercial and U.S. small business commercial.
Purchased Credit-impaired Loans
Purchased loans with evidence of credit quality deterioration as of the purchase date for which it is probable that the Corporation will not receive all contractually required payments receivable are accounted for as purchased credit-impaired (PCI) loans. Evidence of credit quality deterioration since origination may include past due status, refreshed credit scores and refreshed loan-to-value (LTV) ratios. At acquisition, PCI loans are recorded at fair value with no allowance for credit losses, and accounted for individually or aggregated in pools based on similar risk characteristics such as credit risk, collateral type and interest rate risk. The Corporation estimates the amount and timing of expected cash flows for each loan or pool of loans. The expected cash flows in excess of the amount paid for the loans is referred to as the accretable yield and is recorded as interest income over the remaining estimated life of the loan or pool of loans. The excess of the PCI loans’ contractual principal and interest over the expected cash flows is referred to as the nonaccretable difference. Over the life of the PCI loans, the expected cash flows continue to be estimated using models that incorporate management’s estimate of current assumptions such as default rates, loss severity and prepayment speeds. If, upon subsequent valuation, the Corporation determines it is probable that the present value of the expected cash flows has decreased, a charge to the provision for credit losses is recorded with a corresponding increase in the allowance for credit losses. If it is probable that there is a significant increase in the present value of expected cash flows, the allowance for credit losses is reduced or, if there is no remaining allowance for credit losses related to these PCI loans, the accretable yield is increased through a reclassification from nonaccretable difference, resulting in a prospective increase in interest income. Reclassifications to or from nonaccretable difference can also occur for changes in the PCI loans’ estimated lives. If a loan within a PCI pool is sold, foreclosed, forgiven or the expectation of any future proceeds is remote, the loan is removed from the pool at its proportional carrying value. If the loan’s recovery value is less than the loan’s carrying value, the difference is first applied against the PCI pool’s nonaccretable difference and then against the allowance for credit losses.
Leases
The Corporation provides equipment financing to its customers through a variety of lease arrangements. Direct financing leases are carried at the aggregate of lease payments receivable plus estimated residual value of the leased property less unearned income. Leveraged leases, which are a form of financing leases, are reported net of non-recourse debt. Unearned income on leveraged and direct financing leases is accreted to interest income over the lease terms using methods that approximate the interest method.
Allowance for Credit Losses
The allowance for credit losses, which includes the allowance for loan and lease losses and the reserve for unfunded lending commitments, represents management’s estimate of probable losses inherent in the Corporation’s lending activities. The allowance for loan and lease losses and the reserve for unfunded lending commitments exclude amounts for loans and unfunded lending commitments accounted for under the fair value option as the fair values of these instruments reflect a credit component. The allowance for loan and lease losses does not include amounts related to accrued interest receivable, other than billed interest and fees on credit card receivables, as accrued interest receivable is reversed when a loan is placed on nonaccrual status. The allowance for loan and lease losses represents the estimated probable credit losses on funded consumer and commercial loans and leases while the reserve for unfunded lending commitments, including standby letters of credit (SBLCs) and binding unfunded loan commitments, represents estimated probable credit losses on these unfunded credit instruments based on utilization assumptions. Lending-related credit exposures deemed to be uncollectible, excluding loans carried at fair value, are charged off against these accounts. Write-offs on PCI loans on which there is a valuation allowance are recorded against the valuation allowance. For additional information, see Purchased Credit-impaired Loans in this Note. Cash recovered on previously charged-off amounts is recorded as a recovery to these accounts. Management evaluates the adequacy of the allowance for credit losses based on the combined total of the allowance for loan and lease losses and the reserve for unfunded lending commitments.
The Corporation performs periodic and systematic detailed reviews of its lending portfolios to identify credit risks and to assess the overall collectability of those portfolios. The allowance on certain homogeneous consumer loan portfolios, which generally consist of consumer real estate within the Consumer Real Estate portfolio segment and credit card loans within the Credit Card and Other Consumer portfolio segment, is based on aggregated portfolio segment evaluations generally by product type. Loss forecast models are utilized for these portfolios which consider a variety of factors including, but not limited to, historical loss experience, estimated defaults or foreclosures based on portfolio trends, delinquencies, bankruptcies, economic conditions and credit scores.
The Corporation’s Consumer Real Estate portfolio segment is comprised primarily of large groups of homogeneous consumer loans secured by residential real estate. The amount of losses incurred in the homogeneous loan pools is estimated based on the number of loans that will default and the loss in the event of default. Using modeling methodologies, the Corporation estimates the number of homogeneous loans that will default based on the individual loan attributes aggregated into pools of homogeneous loans with similar attributes. The attributes that are most significant to the probability of default and are used to estimate defaults include refreshed LTV or, in the case of a subordinated lien, refreshed combined LTV, borrower credit score, months since origination (referred to as vintage) and geography, all of which are further broken down by present collection status (whether the loan is current, delinquent, in default or in bankruptcy). This estimate is based on the Corporation’s historical experience with the loan portfolio. The estimate is adjusted to reflect an assessment of environmental factors not yet reflected in the historical data underlying the loss estimates, such as changes in real estate values, local and national economies, underwriting standards and the regulatory environment. The probability of default on a loan is based on an analysis of the movement of loans with the measured attributes from either current or any of the delinquency categories to default over a 12-month period. On home equity loans where the Corporation holds only a second-lien position and foreclosure is not the best alternative, the loss severity is estimated at 100 percent.
The allowance on certain commercial loans (except business card and certain small business loans) is calculated using loss rates delineated by risk rating and product type. Factors considered when assessing loss rates include the value of the underlying collateral, if applicable, the industry of the obligor, and the obligor’s liquidity and other financial indicators along with certain qualitative factors. These statistical models are updated regularly for changes in economic and business conditions. Included in the analysis of consumer and commercial loan portfolios are reserves which are maintained to cover uncertainties that affect the Corporation’s estimate of probable losses including domestic and global economic uncertainty and large single-name defaults.
The remaining portfolios, including nonperforming commercial loans, as well as consumer and commercial loans modified in a troubled debt restructuring (TDR), are reviewed in accordance with applicable accounting guidance on impaired loans and TDRs. If necessary, a specific allowance is established for these loans if they are deemed to be impaired. A loan is considered impaired when, based on current information and events, it is probable that the Corporation will be unable to collect all amounts due, including principal and/or interest, in accordance with the contractual terms of the agreement, or the loan has been modified in a TDR. Once a loan has been identified as impaired, management measures impairment primarily based on the present value of payments expected to be received, discounted at the loans’ original effective contractual interest rates, or discounted at the portfolio average contractual annual percentage rate, excluding promotionally priced loans, in effect prior to restructuring. Impaired loans and TDRs may also be measured based on observable market prices, or for loans that are solely dependent on the collateral for repayment, the estimated fair value of the collateral less costs to sell. If the recorded investment in impaired loans exceeds this amount, a specific allowance is established as a component of the allowance for loan and lease losses unless these are secured consumer loans that are solely dependent on the collateral for repayment, in which case the amount that exceeds the fair value of the collateral is charged off.
Generally, when determining the fair value of the collateral securing consumer real estate-secured loans that are solely dependent on the collateral for repayment, prior to performing a detailed property valuation including a walk-through of a property, the Corporation initially estimates the fair value of the collateral securing these consumer loans using an automated valuation model (AVM). An AVM is a tool that estimates the value of a property by reference to market data including sales of comparable properties and price trends specific to the Metropolitan Statistical Area in which the property being valued is located. In the event that an AVM value is not available, the Corporation utilizes publicized indices or if these methods provide less reliable valuations, the Corporation uses appraisals or broker price opinions to estimate the fair value of the collateral. While there is inherent imprecision in these valuations, the Corporation believes that they are representative of the portfolio in the aggregate.
In addition to the allowance for loan and lease losses, the Corporation also estimates probable losses related to unfunded lending commitments, such as letters of credit and financial guarantees, and binding unfunded loan commitments. The reserve for unfunded lending commitments excludes commitments accounted for under the fair value option. Unfunded lending commitments are subject to individual reviews and are analyzed and segregated by risk according to the Corporation’s internal risk rating scale. These risk classifications, in conjunction with an analysis of historical loss experience, utilization assumptions, current economic conditions, performance trends within the portfolio and any other pertinent information, result in the estimation of the reserve for unfunded lending commitments.
The allowance for credit losses related to the loan and lease portfolio is reported separately on the Consolidated Balance Sheet whereas the reserve for unfunded lending commitments is reported on the Consolidated Balance Sheet in accrued expenses and other liabilities. The provision for credit losses related to the loan and lease portfolio and unfunded lending commitments is reported in the Consolidated Statement of Income.
Nonperforming Loans and Leases, Charge-offs and Delinquencies
Nonperforming loans and leases generally include loans and leases that have been placed on nonaccrual status, including nonaccruing loans whose contractual terms have been restructured in a manner that grants a concession to a borrower experiencing financial difficulties. Loans accounted for under the fair value option, PCI loans and LHFS are not reported as nonperforming.
In accordance with the Corporation’s policies, consumer real estate-secured loans, including residential mortgages and home equity loans, are generally placed on nonaccrual status and classified as nonperforming at 90 days past due unless repayment of the loan is insured by the Federal Housing Administration (FHA) or through individually insured long-term standby agreements with Fannie Mae (FNMA) or Freddie Mac (FHLMC) (the fully-insured portfolio). Residential mortgage loans in the fully-insured portfolio are not placed on nonaccrual status and, therefore, are not reported as nonperforming. Junior-lien home equity loans are placed on nonaccrual status and classified as nonperforming when the underlying first-lien mortgage loan becomes 90 days past due even if the junior-lien loan is current. Accrued interest receivable is reversed when a consumer loan is placed on nonaccrual status. Interest collections on nonaccruing consumer loans for which the ultimate collectability of principal is uncertain are generally applied as principal reductions; otherwise, such collections are credited to interest income when received. These loans may be restored to accrual status when all principal and interest is current and full repayment of the remaining contractual principal and interest is expected, or when the loan otherwise becomes well-secured and is in the process of collection. The outstanding balance of real estate-secured loans that is in excess of the estimated property value less costs to sell is charged off no later than the end of the month in which the loan becomes 180 days past due unless the loan is fully insured. The estimated property value less costs to sell is determined using the same process as described for impaired loans in Allowance for Credit Losses in this Note.
Consumer loans secured by personal property, credit card loans and other unsecured consumer loans are not placed on nonaccrual status prior to charge-off and, therefore, are not reported as nonperforming loans, except for certain secured consumer loans, including those that have been modified in a TDR. Personal property-secured loans are charged off to collateral value no later than the end of the month in which the account becomes 120 days past due or, for loans in bankruptcy, 60 days past due. Credit card and other unsecured consumer loans are charged off no later than the end of the month in which the account becomes 180 days past due or within 60 days after receipt of notification of death or bankruptcy.
Commercial loans and leases, excluding business card loans, that are past due 90 days or more as to principal or interest, or where reasonable doubt exists as to timely collection, including loans that are individually identified as being impaired, are generally placed on nonaccrual status and classified as nonperforming unless well-secured and in the process of collection.
Accrued interest receivable is reversed when commercial loans and leases are placed on nonaccrual status. Interest collections on nonaccruing commercial loans and leases for which the ultimate collectability of principal is uncertain are applied as principal reductions; otherwise, such collections are credited to income when received. Commercial loans and leases may be restored to accrual status when all principal and interest is current and full repayment of the remaining contractual principal and interest is expected, or when the loan otherwise becomes well-secured and is in the process of collection. Business card loans are charged off no later than the end of the month in which the account becomes 180 days past due or 60 days after receipt of notification of death or bankruptcy. These loans are not placed on nonaccrual status prior to charge-off and, therefore, are not reported as nonperforming loans. Other commercial loans and leases are generally charged off when all or a portion of the principal amount is determined to be uncollectible.
The entire balance of a consumer loan or commercial loan or lease is contractually delinquent if the minimum payment is not received by the specified due date on the customer’s billing statement. Interest and fees continue to accrue on past due loans and leases until the date the loan is placed on nonaccrual status, if applicable.
PCI loans are recorded at fair value at the acquisition date. Although the PCI loans may be contractually delinquent, the Corporation does not classify these loans as nonperforming as the loans were written down to fair value at the acquisition date and the accretable yield is recognized in interest income over the remaining life of the loan. In addition, reported net charge-offs exclude write-offs on PCI loans as the fair value already considers the estimated credit losses.
Troubled Debt Restructurings
Consumer and commercial loans and leases whose contractual terms have been restructured in a manner that grants a concession to a borrower experiencing financial difficulties are classified as TDRs. Concessions could include a reduction in the interest rate to a rate that is below market on the loan, payment extensions, forgiveness of principal, forbearance or other actions designed to maximize collections. Loans classified as TDRs are considered impaired loans. Loans that are carried at fair value, LHFS and PCI loans are not classified as TDRs.
Consumer and commercial loans and leases whose contractual terms have been modified in a TDR and are current at the time of restructuring may remain on accrual status if there is demonstrated performance prior to the restructuring and payment in full under the restructured terms is expected. Otherwise, the loans are placed on nonaccrual status and reported as nonperforming, except for fully-insured consumer real estate loans, until there is sustained repayment performance for a reasonable period, generally six months. If accruing TDRs cease to perform in accordance with their modified contractual terms, they are placed on nonaccrual status and reported as nonperforming TDRs. Generally, TDRs are reported as performing or nonperforming TDRs, depending on nonaccrual status, throughout their remaining lives. Accruing TDRs that bear a market rate of interest are reported as performing TDRs through the end of the calendar year in which the loans are returned to accrual status.
Secured consumer loans that have been discharged in Chapter 7 bankruptcy and have not been reaffirmed by the borrower are classified as TDRs at the time of discharge. Such loans are placed on nonaccrual status and written down to the estimated collateral value less costs to sell no later than at the time of discharge. If these loans are contractually current, interest collections are generally recorded in interest income on a cash basis. Consumer real estate-secured loans for which a binding offer to restructure has been extended are also classified as TDRs. Credit card and other unsecured consumer loans that have been renegotiated in a TDR are not placed on nonaccrual status. Credit card and other unsecured consumer loans that have been renegotiated and placed on a fixed payment plan after July 1, 2012 are generally charged off no later than the end of the month in which the account becomes 120 days past due.
A loan that had previously been modified in a TDR and is subsequently refinanced under current underwriting standards at a market rate with no concessionary terms is accounted for as a new loan and is no longer reported as a TDR.
Loans Held-for-sale
Loans that are intended to be sold in the foreseeable future, including residential mortgages, loan syndications, and to a lesser degree, commercial real estate, consumer finance and other loans, are reported as LHFS and are carried at the lower of aggregate cost or fair value. The Corporation accounts for certain LHFS, including residential mortgage LHFS, under the fair value option. Loan origination costs related to LHFS that the Corporation accounts for under the fair value option are recognized in noninterest expense when incurred. Loan origination costs for LHFS carried at the lower of cost or fair value are capitalized as part of the carrying value of the loans and recognized as a reduction of noninterest income upon the sale of such loans. LHFS that are on nonaccrual status and are reported as nonperforming, as defined in the policy herein, are reported separately from nonperforming loans and leases.
Premises and Equipment
Premises and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are recognized using the straight-line method over the estimated useful lives of the assets. Estimated lives range up to 40 years for buildings, up to 12 years for furniture and equipment, and the shorter of lease term or estimated useful life for leasehold improvements.
Internally-developed Software
The Corporation capitalizes the costs associated with certain internally-developed software, and amortizes the costs over the expected useful life. Direct project costs of internally-developed software are capitalized when it is probable that the project will be completed and the software will be used for its intended function.
Mortgage Servicing Rights
The Corporation accounts for consumer MSRs, including residential mortgage and home equity MSRs, at fair value with changes in fair value recorded in mortgage banking income. To reduce the volatility of earnings related to interest rate and market value fluctuations, U.S. Treasury securities, mortgage-backed securities and derivatives such as options and interest rate swaps may be used to hedge certain market risks of the MSRs. Such derivatives are not designated as qualifying accounting hedges. These instruments are carried at fair value with changes in fair value recognized in mortgage banking income. The Corporation estimates the fair value of consumer MSRs using a valuation model that calculates the present value of estimated future net servicing income and, when available, quoted prices from independent parties.
Goodwill and Intangible Assets
Goodwill is the purchase premium after adjusting for the fair value of net assets acquired. Goodwill is not amortized but is reviewed for potential impairment on an annual basis, or when events or circumstances indicate a potential impairment, at the reporting unit level. A reporting unit, as defined under applicable accounting guidance, is a business segment or one level below a business segment. The goodwill impairment analysis is a two-step test. The first step of the goodwill impairment test involves comparing the fair value of each reporting unit with its carrying value, including goodwill, as measured by allocated equity. In certain circumstances, the first step may be performed using a qualitative assessment. If the fair value of the reporting unit exceeds its carrying value, goodwill of the reporting unit is considered not impaired; however, if the carrying value of the reporting unit exceeds its fair value, the second step must be performed to measure potential impairment.
The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first step, over the aggregate fair values of the assets, liabilities and identifiable intangibles as if the reporting unit was being acquired in a business combination. Measurement of the fair values of the assets and liabilities of a reporting unit is consistent with the requirements of the fair value measurements accounting guidance, as described in Fair Value in this Note. The adjustments to measure the assets, liabilities and intangibles at fair value are for the purpose of measuring the implied fair value of goodwill and such adjustments are not reflected on the Consolidated Balance Sheet. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of goodwill, an impairment charge is recorded for the excess. An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit. An impairment loss establishes a new basis in the goodwill and subsequent reversals of goodwill impairment losses are not permitted under applicable accounting guidance.
For intangible assets subject to amortization, an impairment loss is recognized if the carrying value of the intangible asset is not recoverable and exceeds fair value. The carrying value of the intangible asset is considered not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use of the asset. Intangible assets deemed to have indefinite useful lives are not subject to amortization. An impairment loss is recognized if the carrying value of the intangible asset with an indefinite life exceeds its fair value.
Variable Interest Entities
A VIE is an entity that lacks equity investors or whose equity investors do not have a controlling financial interest in the entity through their equity investments. The entity that has a controlling financial interest in a VIE is referred to as the primary beneficiary and consolidates the VIE. The Corporation is deemed to have a controlling financial interest and is the primary beneficiary of a VIE if it has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. On a quarterly basis, the Corporation reassesses whether it has a controlling financial interest in and is the primary beneficiary of a VIE. The quarterly reassessment process considers whether the Corporation has acquired or divested the power to direct the activities of the VIE through changes in governing documents or other circumstances. The reassessment also considers whether the Corporation has acquired or disposed of a financial interest that could be significant to the VIE, or whether an interest in the VIE has become significant or is no longer significant. The consolidation status of the VIEs with which the Corporation is involved may change as a result of such reassessments. Changes in consolidation status are applied prospectively, with assets and liabilities of a newly consolidated VIE initially recorded at fair value. A gain or loss may be recognized upon deconsolidation of a VIE depending on the carrying values of deconsolidated assets and liabilities compared to the fair value of retained interests and ongoing contractual arrangements.
The Corporation primarily uses VIEs for its securitization activities, in which the Corporation transfers whole loans or debt securities into a trust or other vehicle such that the assets are legally isolated from the creditors of the Corporation. Assets held in a trust can only be used to settle obligations of the trust. The creditors of these trusts typically have no recourse to the Corporation except in accordance with the Corporation’s obligations under standard representations and warranties.
When the Corporation is the servicer of whole loans held in a securitization trust, including non-agency residential mortgages, home equity loans, credit cards, automobile loans and student loans, the Corporation has the power to direct the most significant activities of the trust. The Corporation generally does not have the power to direct the most significant activities of a residential mortgage agency trust except in certain circumstances in which the Corporation holds substantially all of the issued securities and has the unilateral right to liquidate the trust. The power to direct the most significant activities of a commercial mortgage securitization trust is typically held by the special servicer or by the party holding specific subordinate securities which embody certain controlling rights. The Corporation consolidates a whole-loan securitization trust if it has the power to direct the most significant activities and also holds securities issued by the trust or has other contractual arrangements, other than standard representations and warranties, that could potentially be significant to the trust.
The Corporation may also transfer trading account securities and AFS securities into municipal bond or resecuritization trusts. The Corporation consolidates a municipal bond or resecuritization trust if it has control over the ongoing activities of the trust such as the remarketing of the trust’s liabilities or, if there are no ongoing activities, sole discretion over the design of the trust, including the identification of securities to be transferred in and the structure of securities to be issued, and also retains securities or has liquidity or other commitments that could potentially be significant to the trust. The Corporation does not consolidate a municipal bond or resecuritization trust if one or a limited number of third-party investors share responsibility for the design of the trust or have control over the significant activities of the trust through liquidation or other substantive rights.
Other VIEs used by the Corporation include collateralized debt obligations (CDOs), investment vehicles created on behalf of customers and other investment vehicles. The Corporation does not routinely serve as collateral manager for CDOs and, therefore, does not typically have the power to direct the activities that most significantly impact the economic performance of a CDO. However, following an event of default, if the Corporation is a majority holder of senior securities issued by a CDO and acquires the power to manage the assets of the CDO, the Corporation consolidates the CDO.
The Corporation consolidates a customer or other investment vehicle if it has control over the initial design of the vehicle or manages the assets in the vehicle and also absorbs potentially significant gains or losses through an investment in the vehicle, derivative contracts or other arrangements. The Corporation does not consolidate an investment vehicle if a single investor controlled the initial design of the vehicle or manages the assets in the vehicles or if the Corporation does not have a variable interest that could potentially be significant to the vehicle.
Retained interests in securitized assets are initially recorded at fair value. In addition, the Corporation may invest in debt securities issued by unconsolidated VIEs. Fair values of these debt securities, which are classified as trading account assets, debt securities carried at fair value or held-to-maturity securities, are based primarily on quoted market prices in active or inactive markets. Generally, quoted market prices for retained residual interests are not available; therefore, the Corporation estimates fair values based on the present value of the associated expected future cash flows. This may require management to estimate credit losses, prepayment speeds, forward interest yield curves, discount rates and other factors that impact the value of retained interests. Retained residual interests in unconsolidated securitization trusts are classified in trading account assets or other assets with changes in fair value recorded in earnings. The Corporation may also enter into derivatives with unconsolidated VIEs, which are carried at fair value with changes in fair value recorded in earnings.
Fair Value
The Corporation measures the fair values of its assets and liabilities, where applicable, in accordance with accounting guidance that requires an entity to base fair value on exit price. A three-level hierarchy, provided in the applicable accounting guidance, for inputs is utilized in measuring fair value which maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used to determine the exit price when available. Under applicable accounting guidance, the Corporation categorizes its financial instruments, based on the priority of inputs to the valuation technique, into this three-level hierarchy, as described below. Trading account assets and liabilities, derivative assets and liabilities, AFS debt and equity securities, other debt securities carried at fair value, consumer MSRs and certain other assets are carried at fair value in accordance with applicable accounting guidance. The Corporation has also elected to account for certain assets and liabilities under the fair value option, including certain commercial and consumer loans and loan commitments, LHFS, short-term borrowings, securities financing agreements, long-term deposits and long-term debt. The following describes the three-level hierarchy.

Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain U.S. Treasury securities that are highly liquid and are actively traded in OTC markets.

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts where fair value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes U.S. government and agency mortgage-backed and asset-backed securities (ABS), corporate debt securities, derivative contracts, certain loans and LHFS.

Level 3
Unobservable inputs that are supported by little or no market activity and that are significant to the overall fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments for which the determination of fair value requires significant management judgment or estimation. The fair value for such assets and liabilities is generally determined using pricing models, discounted cash flow methodologies or similar techniques that incorporate the assumptions a market participant would use in pricing the asset or liability. This category generally includes retained residual interests in securitizations, consumer MSRs, certain ABS, highly structured, complex or long-dated derivative contracts, certain loans and LHFS, IRLCs and certain CDOs where independent pricing information cannot be obtained for a significant portion of the underlying assets.

Income Taxes
There are two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. These gross deferred tax assets and liabilities represent decreases or increases in taxes expected to be paid in the future because of future reversals of temporary differences in the bases of assets and liabilities as measured by tax laws and their bases as reported in the financial statements. Deferred tax assets are also recognized for tax attributes such as net operating loss carryforwards and tax credit carryforwards. Valuation allowances are recorded to reduce deferred tax assets to the amounts management concludes are more-likely-than-not to be realized.
Income tax benefits are recognized and measured based upon a two-step model: first, a tax position must be more-likely-than-not to be sustained based solely on its technical merits in order to be recognized, and second, the benefit is measured as the largest dollar amount of that position that is more-likely-than-not to be sustained upon settlement. The difference between the benefit recognized and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit. The Corporation records income tax-related interest and penalties, if applicable, within income tax expense.
Accumulated Other Comprehensive Income
The Corporation records the following in accumulated OCI, net-of-tax: unrealized gains and losses on AFS debt and marketable equity securities, unrealized gains or losses on DVA on financial liabilities recorded at fair value under the fair value option, gains and losses on cash flow accounting hedges, certain employee benefit plan adjustments, and foreign currency translation adjustments and related hedges of net investments in foreign operations. Unrealized gains and losses on AFS debt and marketable equity securities are reclassified to earnings as the gains or losses are realized upon sale of the securities. Unrealized losses on AFS securities deemed to represent OTTI are reclassified to earnings at the time of the impairment charge. For AFS debt securities that the Corporation does not intend to sell or it is not more-likely-than-not that it will be required to sell, only the credit component of an unrealized loss is reclassified to earnings. Realized gains or losses on DVA are reclassified to earnings upon derecognition of the liability. Gains or losses on derivatives accounted for as cash flow hedges are reclassified to earnings when the hedged transaction affects earnings. Translation gains or losses on foreign currency translation adjustments are reclassified to earnings upon the substantial sale or liquidation of investments in foreign operations.
Revenue Recognition
The following summarizes the Corporation’s revenue recognition policies as they relate to certain noninterest income line items in the Consolidated Statement of Income.
Card income includes fees such as interchange, cash advance, annual, late, over-limit and other miscellaneous fees, which are recorded as revenue when earned. Uncollected fees are included in the customer card receivables balances with an amount recorded in the allowance for loan and lease losses for estimated uncollectible card receivables. Uncollected fees are written off when a card receivable reaches 180 days past due.
Service charges include fees for insufficient funds, overdrafts and other banking services and are recorded as revenue when earned. Uncollected fees are included in outstanding loan balances with an amount recorded for estimated uncollectible service fees receivable. Uncollected fees are written off when a fee receivable reaches 60 days past due.
Investment and brokerage services revenue consists primarily of asset management fees and brokerage income that are recognized over the period the services are provided or when commissions are earned. Asset management fees consist primarily of fees for investment management and trust services and are generally based on the dollar amount of the assets being managed. Brokerage income generally includes commissions and fees earned on the sale of various financial products.
Investment banking income consists primarily of advisory and underwriting fees that are recognized in income as the services are provided and no contingencies exist. Revenues are generally recognized net of any direct expenses. Non-reimbursed expenses are recorded as noninterest expense.
Earnings Per Common Share
Earnings per common share (EPS) is computed by dividing net income (loss) allocated to common shareholders by the weighted-average common shares outstanding, except that it does not include unvested common shares subject to repurchase or cancellation. Net income (loss) allocated to common shareholders represents net income (loss) applicable to common shareholders which is net income (loss) adjusted for preferred stock dividends including dividends declared, accretion of discounts on preferred stock including accelerated accretion when preferred stock is repaid early, and cumulative dividends related to the current dividend period that have not been declared as of period end, less income allocated to participating securities (see below for more information). Diluted EPS is computed by dividing income (loss) allocated to common shareholders plus dividends on dilutive convertible preferred stock and preferred stock that can be tendered to exercise warrants, by the weighted-average common shares outstanding plus amounts representing the dilutive effect of stock options outstanding, restricted stock, restricted stock units, outstanding warrants and the dilution resulting from the conversion of convertible preferred stock, if applicable.
Unvested share-based payment awards that contain nonforfeitable rights to dividends are participating securities that are included in computing EPS using the two-class method. The two-class method is an earnings allocation formula under which EPS is calculated for common stock and participating securities according to dividends declared and participating rights in undistributed earnings. Under this method, all earnings, distributed and undistributed, are allocated to participating securities and common shares based on their respective rights to receive dividends.
In an exchange of non-convertible preferred stock, income allocated to common shareholders is adjusted for the difference between the carrying value of the preferred stock and the fair value of the consideration exchanged. In an induced conversion of convertible preferred stock, income allocated to common shareholders is reduced by the excess of the fair value of the consideration exchanged over the fair value of the common stock that would have been issued under the original conversion terms.
Foreign Currency Translation
Assets, liabilities and operations of foreign branches and subsidiaries are recorded based on the functional currency of each entity. For certain of the foreign operations, the functional currency is the local currency, in which case the assets, liabilities and operations are translated, for consolidation purposes, from the local currency to the U.S. Dollar reporting currency at period-end rates for assets and liabilities and generally at average rates for results of operations. The resulting unrealized gains or losses, as well as gains and losses from certain hedges, are reported as a component of accumulated OCI, net-of-tax. When the foreign entity’s functional currency is determined to be the U.S. Dollar, the resulting remeasurement gains or losses on foreign currency-denominated assets or liabilities are included in earnings.
Credit Card and Deposit Arrangements
Endorsing Organization Agreements
The Corporation contracts with other organizations to obtain their endorsement of the Corporation’s loan and deposit products. This endorsement may provide to the Corporation exclusive rights to market to the organization’s members or to customers on behalf of the Corporation. These organizations endorse the Corporation’s loan and deposit products and provide the Corporation with their mailing lists and marketing activities. These agreements generally have terms that range five or more years. The Corporation typically pays royalties in exchange for the endorsement. Compensation costs related to the credit card agreements are recorded as contra-revenue in card income.
Cardholder Reward Agreements
The Corporation offers reward programs that allow its cardholders to earn points that can be redeemed for a broad range of rewards including cash, travel and gift cards. The Corporation establishes a rewards liability based upon the points earned that are expected to be redeemed and the average cost per point redeemed. The points to be redeemed are estimated based on past redemption behavior, card product type, account transaction activity and other historical card performance. The liability is reduced as the points are redeemed. The estimated cost of the rewards programs is recorded as contra-revenue in card income.